UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-10359
Morgan Stanley Mid-Cap Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2010
Date of reporting period: February 28, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Mid-Cap Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2010

Total Return for the 6 Months Ended February 28, 2010

Lipper
				Russell	Mid-Cap
				Midcap®	Value
				Value	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
13.85%	13.80%	13.43%	14.11%	13.51%	12.66%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the six-month period ended February 28, 2010, investors continued to gain confidence in an economic recovery, despite mixed economic data in the U.S. and several reminders that the global recovery remained fragile. The broad equity market rose for the period overall.

Although the worst of the financial crisis and economic recession seems to have passed, the recovery still faces many headwinds, most notably lingering high unemployment rates and the still-weak real estate market. While corporate earnings continued to reflect improvement relative to expectations, the improvements were generally attributable to aggressive cost cutting rather than growth in real demand. In early 2010, credit tightening by the Chinese government and the enormous budget deficits in Greece and several other European Union nations raised fears about the strength of the global economy.

However, an uptick in merger and acquisition activity and initial public offerings helped offset some of these concerns. Weakness in the U.S. dollar also supported the market’s rise as cheaper-priced goods in the U.S. bolstered exports. Overall, investors generally shrugged off negative news, contributing to the broad market’s gain for the period.

Performance Analysis

Morgan Stanley Mid-Cap Value Fund Class A, Class B and Class I shares outperformed and Class C shares underperformed the Russell Midcap® Value Index (the “Index”), and all share classes outperformed the Lipper Mid-Cap Value Funds Index for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

The top contributors to the Fund’s outperformance relative to the Index included the technology sector. The Fund held an overweight position in the sector and benefited from stock selection in an information technology services provider, which rallied after an announcement that it would be acquired, as well as several software and hardware holdings that performed well during the period. The consumer staples sector also added to relative returns. Within the sector, a holding in a cosmetics company with strong revenue growth in overseas markets and recovering domestic business contributed positively. In the energy sector, a holding in an oil and gas exploration and production company produced gains, as the stock price appreciated on an acquisition announcement.

Although all sectors in the Fund and the Index had positive returns on an absolute basis during the period, performance in some of the Fund’s sectors lagged behind that of the Index. Underweight positions in both the materials and consumer discretionary sectors dampened relative performance. Both sectors performed well as investors expected the global economic recovery to spur demand. Had the portfolio held larger weightings in these sectors, the Fund would have participated more fully in their appreciation. The health care sector was another source of relative weakness. The Fund primarily held a mix of health care equipment and health care services stocks, but had less exposure to some of the better-performing health care services stocks during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/28/10
Goodrich Corp.	4.0%
Pentair, Inc.	3.9
Zebra Technologies Corp., (Class A)	3.8
Willis Group Holdings PLC (Ireland)	3.7
Beckman Coulter, Inc.	3.5
Avery Dennison Corp.	3.4
Fidelity National Information Services, Inc.	3.3
Snap-On, Inc.	3.3
ACE Ltd. (Switzerland)	3.2
Brookdale Senior Living, Inc.	3.1

TOP FIVE INDUSTRIES as of 02/28/10
Insurance	9.0%
Machinery	7.1
Health Care Providers & Services	6.8
Capital Markets	5.4
Oil, Gas & Consumable Fuels	5.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stock and other equity securities, including depositary receipts and securities convertible into common stock, of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap® Value Index. As of November 30, 2009, these market capitalizations ranged between $251 million and $13.4 billion. In pursuing its investment objective, the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks attractively valued companies experiencing a change that the Investment Adviser believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. In determining whether securities should be sold, the Investment Adviser considers a number of factors, including appreciation to fair value, fundamental changes in the company or changes in economic or market trends. The Investment Adviser may purchase stocks that typically do not pay dividends. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 10/29/01)		(since 10/29/01)		(since 10/29/01)		(since 10/29/01)
Symbol	MDFAX		MDFBX		MDFCX		MDFDX
1 Year	73.28%[3]		72.30%[3]		71.73%[3]		73.62%[3]
	64.18	[4]	67.30	[4]	70.73	[4]	—

5 Years	3.34	[3]	2.63	[3]	2.61	[3]	3.60	[3]
	2.24	[4]	2.40	[4]	2.61	[4]	—

Since Inception	5.17	[3]	4.42	[3]	4.41	[3]	5.43	[3]
	4.49	[4]	4.42	[4]	4.41	[4]	—

Gross Expense Ratio	1.64		2.39		2.39		1.39

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/09 – 02/28/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			09/01/09 –
	09/01/09	02/28/10	02/28/10
Class A
Actual (13.85% return)	$1,000.00	$1,138.50	$8.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.76	$8.10
Class B
Actual (13.80% return)	$1,000.00	$1,138.00	$10.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.08	$9.79
Class C
Actual (13.43% return)	$1,000.00	$1,134.30	$12.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.04	$11.83
Class I
Actual (14.11% return)	$1,000.00	$1,141.10	$7.27
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.00	$6.85

@	Expenses are equal to the Fund’s annualized expense ratios of 1.62%, 1.96%, 2.37% and 1.37% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.63%, 1.97%, 2.38% and 1.38% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Mid-Cap Value Fund
Portfolio of Investments - February 28, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.2%)
	Aerospace & Defense (4.0%)
67,676	Goodrich Corp.	$4,441,576

	Auto Components (2.1%)
33,000	Lear Corp. (a)	2,285,910

	Automobiles (2.2%)
97,576	Harley-Davidson, Inc.	2,401,345

	Building Products (2.3%)
61,200	Lennox International, Inc.	2,582,640

	Capital Markets (5.4%)
128,400	Charles Schwab Corp. (The)	2,351,004
29,052	Invesco Ltd. (Bermuda)	569,419
58,227	Northern Trust Corp.	3,102,917

		6,023,340

	Chemicals (5.0%)
36,600	PPG Industries, Inc.	2,252,364
119,880	Valspar Corp. (The)	3,279,917

		5,532,281

	Commercial Banks (4.2%)
87,500	BB&T Corp.	2,496,375
60,000	Comerica, Inc.	2,164,800

		4,661,175

	Commercial Services & Supplies (3.4%)
120,800	Avery Dennison Corp.	3,817,280

	Computers & Peripherals (2.5%)
94,880	Diebold, Inc.	2,747,725

	Containers & Packaging (2.2%)
82,700	Sonoco Products Co.	2,446,266

	Electric Utilities (4.2%)
74,700	Edison International	2,437,461
123,500	Great Plains Energy, Inc.	2,199,535

		4,636,996

	Electronic Equipment, Instruments & Components (2.2%)
357,024	Flextronics International Ltd. (Singapore) (a)	2,484,887

	Energy Equipment & Services (2.0%)
55,000	Smith International, Inc.	2,254,450

	Food & Staples Retailing (2.6%)
98,600	Sysco Corp.	2,849,540

	Food Products (2.6%)
115,920	ConAgra Foods, Inc.	2,835,403

	Health Care Equipment & Supplies (3.5%)
58,510	Beckman Coulter, Inc.	3,835,916

	Health Care Providers & Services (6.8%)
192,200	Brookdale Senior Living, Inc. (a)	3,455,756
103,666	HEALTHSOUTH Corp. (a)	1,793,422
40,500	Henry Schein, Inc. (a)	2,301,615

		7,550,793

	Hotels, Restaurants & Leisure (1.8%)
49,800	Darden Restaurants, Inc.	2,019,390

	Household Durables (2.1%)
169,710	Newell Rubbermaid, Inc.	2,333,513

	Information Technology Services (3.3%)
163,200	Fidelity National Information Services, Inc.	3,678,528

	Insurance (9.0%)
71,621	ACE Ltd. (Switzerland)	3,580,334
101,153	Marsh & McLennan Cos., Inc.	2,348,772
138,000	Willis Group Holdings PLC (Ireland)	4,109,640

		10,038,746

	Machinery (7.1%)
131,390	Pentair, Inc.	4,278,058
86,000	Snap-On, Inc.	3,630,920

		7,908,978

	Multi-Utilities (2.5%)
57,793	Wisconsin Energy Corp.	2,798,915

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Office Electronics (3.8%)
148,500	Zebra Technologies Corp. (Class A) (a)	$4,242,645

	Oil, Gas & Consumable Fuels (5.0%)
265,820	El Paso Corp.	2,783,135
47,800	Pioneer Natural Resources Co.	2,229,870
25,200	Williams Cos., Inc. (The)	542,808

		5,555,813

	Personal Products (1.5%)
26,740	Estee Lauder Cos., Inc. (The) (Class A)	1,607,876

	Real Estate Investment Trusts (REITs) (1.4%)
73,600	Weingarten Realty Investors	1,515,424

	Thrifts & Mortgage Finance (1.5%)
87,600	Washington Federal, Inc.	1,707,324

	Total Common Stocks (Cost $105,464,291)	106,794,675

NUMBER OF
SHARES (000)		VALUE
	Short-Term Investment (3.9%)
	Investment Company
4,367	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 5) (Cost $4,366,878)	$4,366,878

Total Investments (Cost $109,831,169) (b)	100.1%	111,161,553
Liabilities in Excess of Other Assets	(0.1)	(129,313)

Net Assets	100.0%	$111,032,240

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,303,747 and the aggregate gross unrealized depreciation is $10,973,363 resulting in net unrealized appreciation of $1,330,384.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Summary of Investments - February 28, 2010 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Insurance	$10,038,746	9.0%
Machinery	7,908,978	7.1
Health Care Providers & Services	7,550,793	6.8
Capital Markets	6,023,340	5.4
Oil, Gas & Consumable Fuels	5,555,813	5.0
Chemicals	5,532,281	5.0
Commercial Banks	4,661,175	4.2
Electric Utilities	4,636,996	4.2
Aerospace & Defense	4,441,576	4.0
Investment Company	4,366,878	3.9
Office Electronics	4,242,645	3.8
Health Care Equipment & Supplies	3,835,916	3.5
Commercial Services & Supplies	3,817,280	3.4
Information Technology Services	3,678,528	3.3
Food & Staples Retailing	2,849,540	2.6
Food Products	2,835,403	2.6
Multi-Utilities	2,798,915	2.5
Computers & Peripherals	2,747,725	2.5
Building Products	2,582,640	2.3
Electronic Equipment, Instruments & Components	2,484,887	2.2
Containers & Packaging	2,446,266	2.2
Automobiles	2,401,345	2.2
Household Durables	2,333,513	2.1
Auto Components	2,285,910	2.1
Energy Equipment & Services	2,254,450	2.0
Hotels, Restaurants & Leisure	2,019,390	1.8
Thrifts & Mortgage Finance	1,707,324	1.5
Personal Products	1,607,876	1.4
Real Estate Investment Trusts (REITs)	1,515,424	1.4

	$111,161,553	100.0%

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $105,464,291)	$106,794,675
Investment in affiliate, at value (cost $4,366,878)	4,366,878
Receivable for:
Shares of beneficial interest sold	692,269
Dividends	217,704
Dividends from affiliate	305
Prepaid expenses and other assets	20,455
Receivable from Distributor	14,376

Total Assets	112,106,662

Liabilities:
Payable for:
Shares of beneficial interest redeemed	729,134
Investments purchased	120,850
Investment advisory fee	64,205
Transfer agent fee	46,806
Distribution fee	15,742
Administration fee	7,216
Accrued expenses and other payables	90,469

Total Liabilities	1,074,422

Net Assets	$111,032,240

Composition of Net Assets:
Paid-in-capital	$153,645,883
Net unrealized appreciation	1,330,384
Accumulated undistributed net investment income	51,586
Accumulated net realized loss	(43,995,613)

Net Assets	$111,032,240

Class A Shares:
Net Assets	$16,780,673
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,131,988
Net Asset Value Per Share	$7.87

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.31

Class B Shares:
Net Assets	$9,873,099
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,345,745
Net Asset Value Per Share	$7.34

Class C Shares:
Net Assets	$4,944,184
Shares Outstanding (unlimited shares authorized, $.01 par value)	672,925
Net Asset Value Per Share	$7.35

Class I Shares:
Net Assets	$79,434,284
Shares Outstanding (unlimited shares authorized, $.01 par value)	9,922,340
Net Asset Value Per Share	$8.01

Statement of Operations
For the six months ended February 28, 2010 (unaudited)

Net Investment Income:
Income
Dividends	$1,022,567
Dividends from affiliate	3,103

Total Income	1,025,670

Expenses
Investment advisory fee	395,160
Transfer agent fees and expenses	183,608
Distribution fee (Class A shares)	18,218
Distribution fee (Class B shares)	36,677
Distribution fee (Class C shares)	24,337
Shareholder reports and notices	53,946
Administration fee	43,907
Professional fees	39,096
Registration fees	11,687
Trustees’ fees and expenses	5,270
Custodian fees	4,229
Other	19,558

Total Expenses	835,693

Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,779)

Net Expenses	832,914

Net Investment Income	192,756

Realized and Unrealized Gain:
Net Realized Gain	7,976,899
Net Change in Unrealized Appreciation/Depreciation	5,949,327

Net Gain	13,926,226

Net Increase	$14,118,982

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	FEBRUARY 28, 2010	AUGUST 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$192,756	$869,491
Net realized gain (loss)	7,976,899	(41,964,139)
Net change in unrealized appreciation/depreciation	5,949,327	(9,518,836)

Net Increase (Decrease)	14,118,982	(50,613,484)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(62,224)	(125,125)
Class I shares	(463,825)	(1,374,889)
Net realized gain
Class A shares	—	(1,739)
Class B shares	—	(2,694)
Class C shares	—	(822)
Class I shares	—	(13,401)

Total Dividends and Distributions	(526,049)	(1,518,670)

Net decrease from transactions in shares of beneficial interest	(6,699,961)	(51,417,692)

Net Increase (Decrease)	6,892,972	(103,549,846)
Net Assets:
Beginning of period	104,139,268	207,689,114

End of Period (Including accumulated undistributed net investment income of $51,586 and $384,879, respectively)	$111,032,240	$104,139,268

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Mid-Cap Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is above-average total return. The Fund was organized as a Massachusetts business trust on April 12, 2001 and commenced operations on October 29, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

the Statement of Operations. Each of the tax years filed in the four-year period ended August 31, 2009, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Common Stocks
Aerospace & Defense	$4,441,576	$4,441,576	—	—
Auto Components	2,285,910	2,285,910	—	—
Automobiles	2,401,345	2,401,345	—	—
Building Products	2,582,640	2,582,640	—	—
Capital Markets	6,023,340	6,023,340	—	—
Chemicals	5,532,281	5,532,281	—	—
Commercial Banks	4,661,175	4,661,175	—	—
Commercial Services & Supplies	3,817,280	3,817,280	—	—
Computers & Peripherals	2,747,725	2,747,725	—	—
Containers & Packaging	2,446,266	2,446,266	—	—
Electric Utilities	4,636,996	4,636,996	—	—
Electronic Equipment, Instruments & Components	2,484,887	2,484,887	—	—
Energy Equipment & Services	2,254,450	2,254,450	—	—
Food & Staples Retailing	2,849,540	2,849,540	—	—
Food Products	2,835,403	2,835,403	—	—
Health Care Equipment & Supplies	3,835,916	3,835,916	—	—
Health Care Providers & Services	7,550,793	7,550,793	—	—
Hotels, Restaurants & Leisure	2,019,390	2,019,390	—	—
Household Durables	2,333,513	2,333,513	—	—
Information Technology Services	3,678,528	3,678,528	—	—
Insurance	10,038,746	10,038,746	—	—
Machinery	7,908,978	7,908,978	—	—
Multi-Utilities	2,798,915	2,798,915	—	—
Office Electronics	4,242,645	4,242,645	—	—
Oil, Gas & Consumable Fuels	5,555,813	5,555,813	—	—
Personal Products	1,607,876	1,607,876	—	—
Real Estate Investment Trusts (REITs)	1,515,424	1,515,424	—	—
Thrifts & Mortgage Finance	1,707,324	1,707,324	—	—

Total Common Stocks	106,794,675	106,794,675	—	—

Short-Term Investment — Investment Company	4,366,878	4,366,878	—	—

Total	$111,161,553	$111,161,553	—	—

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

determined at the close of each business day: 0.72% to the portion of the daily net assets not exceeding $1 billion and 0.65% to the portion of the daily net assets exceeding $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
4. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at February 28, 2010. For the six months ended February 28, 2010, the distribution fee was accrued for Class B at an annual rate of 0.59%.

As February 28, 2010, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2010.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $3, $3,105 and $311, respectively and received $773 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2010, advisory fees paid were reduced by $2,779 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $3,103 for the six months ended February 28, 2010. During the six months ended February 28, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $23,545,074 and $22,299,302, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2010 aggregated $30,202,158 and $38,664,130, respectively. Included in the aforementioned transactions are sales of $957,540 with other Morgan Stanley funds resulting in net realized losses of $148,773.

For the six months ended February 28, 2010, the Fund incurred brokerage commissions of $7,605 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended February 28, 2010, the Fund incurred brokerage commissions of $1,524 with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), and capital loss deferrals on wash sales.

Morgan Stanley Mid-Cap Value Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	FEBRUARY 28, 2010		AUGUST 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	575,040	$4,356,037	482,899	$2,672,567
Conversion from Class B	120,311	911,203	34,415	219,263
Reinvestment of dividends and distributions	7,832	61,012	23,975	125,389
Redeemed	(308,036)	(2,345,102)	(628,662)	(3,571,553)

Net increase (decrease) – Class A	395,147	2,983,150	(87,373)	(554,334)

CLASS B SHARES
Sold	32,012	225,825	138,375	706,218
Conversion to Class A	(129,355)	(911,203)	(37,063)	(219,263)
Reinvestment of distributions	—	—	532	2,603
Redeemed	(816,569)	(5,749,428)	(1,172,850)	(6,371,042)

Net decrease – Class B	(913,912)	(6,434,806)	(1,071,006)	(5,881,484)

CLASS C SHARES
Sold	14,648	103,479	228,318	1,145,475
Reinvestment of distributions	—	—	163	800
Redeemed	(64,777)	(457,907)	(279,655)	(1,554,705)

Net decrease – Class C	(50,129)	(354,428)	(51,174)	(408,430)

CLASS I SHARES
Sold	761,142	5,949,599	860,078	5,025,696
Reinvestment of dividends and distributions	58,066	459,884	260,184	1,381,581
Redeemed	(1,208,142)	(9,303,360)	(8,737,322)	(50,980,721)

Net decrease – Class I	(388,934)	(2,893,877)	(7,617,060)	(44,573,444)

Net decrease in Fund	(957,828)	$(6,699,961)	(8,826,613)	$(51,417,692)

8. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06 on the Fund’s financial statements.

Morgan Stanley Mid-Cap Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009		2008	2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.94		$8.68		$12.67	$11.68	$12.46	$11.08

Income (loss) from investment operations:
Net investment income (loss)(1)	0.01		0.04		0.04	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	0.95		(1.71)		(1.07)	2.36	1.25	2.52

Total income (loss) from investment operations	0.96		(1.67)		(1.03)	2.40	1.28	2.50

Less dividends and distributions from:
Net investment income	(0.03)		(0.07)		(0.03)	(0.02)	—	—
Net realized gain	—		0.00	(2)	(2.93)	(1.39)	(2.06)	(1.12)

Total dividends and distributions	(0.03)		(0.07)		(2.96)	(1.41)	(2.06)	(1.12)

Net asset value, end of period	$7.87		$6.94		$8.68	$12.67	$11.68	$12.46

Total Return(3)	13.85%(7)		(19.01)%		(10.86)%	21.51%	11.30%	23.55%
Ratios to Average Net Assets(4) :
Total expenses (before expense offset)	1.62%(5	)(8)	1.64	%(5)	1.36%(5)	1.40%(5)	1.39%	1.40%
Net investment income (loss)	0.25%(5	)(8)	0.73	%(5)	0.34%(5)	0.28%(5)	0.23%	(0.08)%
Rebate from Morgan Stanley affiliate	0.01%(8)		0.00	%(6)	0.00%(6)	0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$16,781		$12,055		$15,841	$18,806	$14,634	$11,757
Portfolio turnover rate	29%(7)		44%		45%	80%	52%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Includes a long-term capital gain distribution of less than $0.005.
(3)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.45		$8.03		$11.99		$11.18		$12.09	$10.85

Income (loss) from investment operations:
Net investment income (loss)(1)	0.00	(2)	0.00	(2)	(0.04)		(0.06)		(0.06)	(0.09)
Net realized and unrealized gain (loss)	0.89		(1.58)		(0.99)		2.26		1.21	2.45

Total income (loss) from investment operations	0.89		(1.58)		(1.03)		2.20		1.15	2.36

Less distributions from net realized gain	—		0.00	(3)	(2.93)		(1.39)		(2.06)	(1.12)

Net asset value, end of period	$7.34		$6.45		$8.03		$11.99		$11.18	$12.09

Total Return(4)	13.80	%(8)	(19.66)%		(11.46)%		20.48%		10.48%	22.58%
Ratios to Average Net Assets(5) :
Total expenses (before expense offset)	1.96	%(6)(9)	2.39	%(6)	2.11%(6)		2.16%(6)		2.15%	2.16%
Net investment loss	(0.09	)%(6)(9)	(0.02	)%(6)	(0.41)	%(6)	(0.48)	%(6)	(0.53)%	(0.84)%
Rebate from Morgan Stanley affiliate	0.01	%(9)	0.00	%(7)	0.00%(7)		0.00%(7)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$9,873		$14,578		$26,748		$42,122		$46,862	$56,389
Portfolio turnover rate	29	%(8)	44%		45%		80%		52%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Includes a long-term capital gain distribution of less than $0.005.
(4)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.48		$8.06		$12.02		$11.21		$12.11	$10.86

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.02)		0.00	(2)	(0.04)		(0.06)		(0.06)	(0.08)
Net realized and unrealized gain (loss)	0.89		(1.58)		(0.99)		2.26		1.22	2.45

Total income (loss) from investment operations	0.87		(1.58)		(1.03)		2.20		1.16	2.37

Less distributions from net realized gain	—		0.00	(3)	(2.93)		(1.39)		(2.06)	(1.12)

Net asset value, end of period	$7.35		$6.48		$8.06		$12.02		$11.21	$12.11

Total Return(4)	13.43%(8)		(19.59)%		(11.52)%		20.52%		10.56%	22.66%
Ratios to Average Net Assets(5) :
Total expenses (before expense offset)	2.37	%(6)(9)	2.39	%(6)	2.10	%(6)	2.15%(6)		2.13%	2.04%
Net investment loss	(0.50)	%(6)(9)	(0.02	)%(6)	(0.40	)%(6)	(0.47)	%(6)	(0.51)%	(0.72)%
Rebate from Morgan Stanley affiliate	0.01%(9)		0.00	%(7)	0.00	%(7)	0.00%(7)		—	—
Supplemental Data:
Net assets, end of period, in thousands	$4,944		$4,683		$6,243		$8,563		$8,061	$8,268
Portfolio turnover rate	29%(8)		44%		45%		80%		52%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Includes a long-term capital gain distribution of less than $0.005.
(4)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(5)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(6)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(7)	Amount is less than 0.005%.
(8)	Not annualized.
(9)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009		2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.06		$8.86		$12.87	$11.84	$12.58	$11.15

Income (loss) from investment operations:
Net investment income(1)	0.02		0.06		0.06	0.07	0.06	0.02
Net realized and unrealized gain (loss)	0.98		(1.76)		(1.08)	2.40	1.26	2.53

Total income (loss) from investment operations	1.00		(1.70)		(1.02)	2.47	1.32	2.55

Less dividends and distributions from:
Net investment income	(0.05)		(0.10)		(0.06)	(0.05)	—	—
Net realized gain	—		0.00	(2)	(2.93)	(1.39)	(2.06)	(1.12)

Total dividends and distributions	(0.05)		(0.10)		(2.99)	(1.44)	(2.06)	(1.12)

Net asset value, end of period	$8.01		$7.06		$8.86	$12.87	$11.84	$12.58

Total Return(3)	14.11	%(7)	(18.87)%		(10.63)%	21.81%	11.54%	23.87%
Ratios to Average Net Assets(4) :
Total expenses (before expense offset)	1.37	%(5)(8)	1.39	%(5)	1.11%(5)	1.16%(5)	1.15%	1.16%
Net investment income	0.50	%(5)(8)	0.98	%(5)	0.59%(5)	0.52%(5)	0.47%	0.16%
Rebate from Morgan Stanley affiliate	0.01	%(8)	0.00	%(6)	0.00%(6)	0.00%(6)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$79,434		$72,823		$158,857	$225,109	$214,631	$259,160
Portfolio turnover rate	29	%(7)	44%		45%	80%	52%	72%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Includes a long-term capital gain distribution of less than $0.005.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Mid-Cap Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Mid-Cap Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of ”cookies.” ”Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third

Morgan Stanley Mid-Cap Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

Morgan Stanley Mid-Cap Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Mid-Cap Value Fund

Semiannual
Report

February 28, 2010

MDPSAN
IU10-01724P-Y02/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics – Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Mid-Cap Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 15, 2010

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